Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2017
Components of Net Periodic Costs

The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Service cost-benefits earned during the fiscal year	33,578	38,032	44,367
Interest costs on projected benefit obligations	13,060	10,479	5,724
Expected return on plan assets	(38,087)	(40,603)	(35,969)
Amortization of prior service benefits	(195)	(195)	(195)
Amortization of net actuarial loss (gain)	150	(4,108)	780
Special termination benefits	5,504	4,456	3,857

Net periodic benefit cost	14,010	8,061	18,564

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2016 and 2017 are summarized as follows:

	2016	2017
	(in millions of yen)
Net actuarial gain (loss)	(160,132)	15,645
Amortization of net actuarial loss (gain)	(4,108)	780
Amortization of prior service benefits	(195)	(195)

Total recognized in other comprehensive income (loss) before-tax	(164,435)	16,230

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2015	2016	2017
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.76%	0.37%	0.47%
Rates of increase in future compensation levels	2.00-4.80%	1.80-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.96%	0.76%	0.37%
Rates of increase in future compensation levels	2.00-4.80%	2.00-4.80%	1.80-4.80%
Expected rates of return on plan assets	2.17%	1.95%	1.73%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2016 and 2017 for the plans of MHFG and its subsidiaries:

	2016	2017
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,392,459	1,495,208
Service cost	38,032	44,367
Interest cost	10,479	5,724
Plan participants’ contributions	1,192	1,215
Actuarial loss (gain)	125,122	67,335
Foreign exchange translation	(4,054)	(2,159)
Benefits paid	(51,392)	(51,899)
Lump-sum payments	(16,630)	(13,898)

Benefit obligations at end of fiscal year	1,495,208	1,545,893

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,081,600	2,082,996
Actual return (negative return) on plan assets	5,058	118,714
Foreign exchange translation	(3,312)	(3,273)
Employer contributions	49,850	53,059
Plan participants’ contributions	1,192	1,215
Benefits paid	(51,392)	(51,899)

Fair value of plan assets at end of fiscal year	2,082,996	2,200,812

Funded status	587,788	654,919

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	612,102	682,592
Accrued pension liability	(24,314)	(27,673)

Net amount recognized	587,788	654,919

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,025)	(1,220)
Net actuarial gain (loss)	57,619	74,044

Net amount recognized	56,594	72,824

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,493,393 million and ¥1,544,039 million, as of March 31, 2016 and 2017, respectively. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2016 and 2017:

	2016	2017
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	50,554	57,980
Fair value of plan assets	26,240	30,306
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	48,738	56,125
Fair value of plan assets	26,240	30,306

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2017 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	44.00%
Foreign equity securities	25.00%
Foreign debt securities	10.00%
General account of life insurance companies	14.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rates.

Fair Value of Plan Assets by Asset Category

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2016 and 2017, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 28 “Fair value”.

	2016						2017
	Level 1		Level 2		Level 3	Total	Level 1	Level 2	Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,114		1		—	1,115	1,162	—	—	1,162
Pooled funds (2)	10		1		—	11	10	—	—	10
Japanese debt securities:
Government bonds	262		—		—	262	254	—	—	254
Pooled funds (2)	—		1		—	1	—	2	—	2
Other	—		32		—	32	—	25	—	25
Foreign equity securities:
Common stocks	98		—		—	98	111	—	—	111
Pooled funds (2)	—		2		—	2	—	2	—	2
Foreign debt securities:
Government bonds	72		2		—	74	68	3	—	71
Pooled funds (2)	—		8		—	8	—	7	—	7
Other	—		16		—	16	—	16	—	16
General account of life insurance companies (3)	—		121		—	121	—	124	—	124
Hedge funds	—		—		—	—	—	—	—	—
Other	44	(4)	(4	) (5)	—	40	78	1	—	79
Plan assets measured at net asset value (6)						303				338

Total assets at fair value	1,600		180		—	2,083	1,683	180	—	2,201

Notes:

(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥1,115 billion and ¥1,162 billion at March 31, 2016 and 2017, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.
(6)	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2018	66,140
2019	67,758
2020	69,578
2021	70,808
2022	71,549
2023-2027	354,180